CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Total equity (deficit) attributable to shareholders of the Company Cumulative effect of the adoption of ASU 2016-13 CNY (¥)	Total equity (deficit) attributable to shareholders of the Company Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Total equity (deficit) attributable to shareholders of the Company CNY (¥)	Treasury shares CNY (¥) shares	Ordinary shares Class A Ordinary shares with liquidation preference Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥) shares	Ordinary shares Class A Ordinary shares with liquidation preference CNY (¥) shares	Ordinary shares Class A Ordinary shares with liquidation preference USD ($) shares	Ordinary shares Class B ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Additional paid-in capital CNY (¥)	(Accumulated deficit) Retained earnings Cumulative effect of the adoption of ASU 2016-13 CNY (¥)	(Accumulated deficit) Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	(Accumulated deficit) Retained earnings CNY (¥)	Accumulated other comprehensive (loss) income Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Non-controlling interests Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	Cumulative effect of the adoption of ASU 2016-13 CNY (¥)	Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at the beginning at Dec. 31, 2022			¥ 1,197,305	¥ 0		¥ 229			¥ 56		¥ 1,286,189			¥ (78,304)		¥ (10,865)		¥ (9,899)					¥ 1,187,406
Balances at the beginning at Dec. 31, 2022 | shares						319,677,037	319,677,037		73,680,917
Balance at the beginning (in treasury shares) at Dec. 31, 2022 | shares				0
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			737,137											737,137				1,920					739,057
Other comprehensive loss			15,634													15,634							15,634
Total comprehensive income (loss)			752,771													15,634		1,920					754,691
Exercise of stock options			105,621			¥ 15					105,606												105,621
Exercise of stock options (in shares) | shares						19,427,760	19,427,760
Retirement of shares (in shares) | shares						(5)	(5)
Dividend distribution to shareholders			(150,579)											(150,579)									(150,579)
Share based compensation expenses			163,978								163,978												163,978
Balances at the end at Dec. 31, 2023	¥ (1,028)	¥ 1,196,277	2,068,068		¥ 229	¥ 244		¥ 56	¥ 56	¥ 1,286,189	1,555,773	¥ (1,028)	¥ (79,332)	507,226	¥ (10,865)	4,769	¥ (9,899)	(7,979)			¥ (1,028)	¥ 1,186,378	2,060,089
Balances at the end (in shares) at Dec. 31, 2023 | shares					319,677,037	339,104,792	339,104,792	73,680,917	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			1,275,348											1,275,348				(2,364)					1,272,984
Other comprehensive loss			(3,383)													(3,383)							(3,383)
Total comprehensive income (loss)			1,271,965													(3,383)		(2,364)					1,269,601
Exercise of stock options			19,453			¥ 1					19,452												19,453
Exercise of stock options (in shares) | shares						1,772,148	1,772,148
Retirement of shares (in shares) | shares						(3)	(3)
Dividend distribution to shareholders			(436,048)											(436,048)									(436,048)
Share based compensation expenses			32,792								32,792												32,792
Balances at the end at Dec. 31, 2024			2,956,230			¥ 245			¥ 56		1,608,017			1,346,526		1,386		(10,343)					2,945,887
Balances at the end (in shares) at Dec. 31, 2024 | shares						340,876,937,000	340,876,937,000		73,680,917										340,876,937	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			1,620,992											1,620,992				270					1,621,262	$ 231,837,000
Other comprehensive loss			(35,693)													(35,693)							(35,693)	(5,104,000)
Total comprehensive income (loss)			1,585,299													(35,693)		270					1,585,569	$ 226,733,000
Exercise of stock options			18,877			¥ 1	$ 1,359,084				18,876												¥ 18,877
Exercise of stock options (in shares) | shares																							1,359,084	1,359,084
Dividend distribution to shareholders			(771,999)											(771,999)									¥ (771,999)
Share repurchases			(326,400)	¥ (326,400)																			(326,400)
Share repurchases (in Shares) | shares				3,536,052		(3,536,052)	(3,536,052)												(3,536,052)
Distribution to non-controlling interests																		(1,714)					(1,714)
Disposal of a subsidiary																		(891)					(891)
Share based compensation expenses			131,472								131,472												131,472
Balances at the end at Dec. 31, 2025			¥ 3,593,479	¥ (326,400)		¥ 246			¥ 56		¥ 1,758,365			¥ 2,195,519		¥ (34,307)		¥ (12,678)					¥ 3,580,801	$ 512,047,000
Balance at the end (in treasury shares) at Dec. 31, 2025 | shares				3,536,052
Balances at the end (in shares) at Dec. 31, 2025 | shares						338,699,969	338,699,969		73,680,917										338,699,969	73,680,917